Investment Strategy - iShares Flexible Equity Active ETF	May 11, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, equity securities include common stock, preferred stock, depository receipts, and securities or other instruments whose price is linked to the value of common stock.
The combination of equity securities in which the Fund invests will vary over time, both with respect to types of securities and markets, in response to changing market and economic trends. The Fund may invest in foreign securities without limit and in the securities of issuers of any market capitalization. The Fund may also purchase convertible securities. The Fund may also invest in real estate investment trusts (“REITs”).
In pursuing its investment objective, the Fund expects to take both long and short positions under normal market circumstances. While the Fund expects to take both long and short positions, the Fund will limit the size of its short exposure such that the Fund will maintain a net long exposure. A long position arises where the Fund holds a security in its portfolio or maintains a position through a derivative instrument that provides economic exposure similar to direct ownership of the security. The Fund will have a short position where it sells a security it does not own by delivery of a borrowed security or has entered into a derivative instrument that provides economic exposure similar to a short sale of the security.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps that may be referred to as contracts for difference) and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The Fund may use forward currency contracts and other currency derivatives. From time to time, the Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund may also invest in non‑U.S. currencies and may underweight or overweight a currency based on the Fund management team’s outlook. The Fund may invest in indexed and inverse securities. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative instruments and investment vehicles such as ETFs and exchange-traded products that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets, inclusive of leverage, in iShares Flexible Equity Active ETF Cayman, Ltd. (the “Cayman Subsidiary”), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Cayman Subsidiary may also hold cash and invest in other instruments, including fixed income securities, to serve as margin or collateral for the Cayman Subsidiary’s derivative positions. The Cayman Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Cayman Subsidiary is otherwise subject to the same fundamental, non‑fundamental and certain other investment restrictions as the Fund. The Fund will limit its investments in the Cayman Subsidiary to 25% of its total assets, inclusive of leverage.
The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. The Fund is classified as non‑diversified under the Investment Company Act of 1940 as amended (the “Investment Company Act” or the “1940 Act”).